Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock Cash Funds: Treasury
(the “Fund”)
Supplement dated March 14, 2024 to the Capital Shares, Premium Shares, Select Shares, SL Agency Shares and Trust Shares Summary Prospectuses and Prospectuses of the Fund, as applicable, each dated April 28, 2023, as supplemented to date:
The section of each of the Capital Shares, Premium Shares, Select Shares and Trust Shares Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Cash Funds: Treasury—Performance Information” and “Fund Overview—Key Facts About BlackRock Cash Funds: Treasury—Performance Information” is hereby amended to delete the Average Annual Total Returns table in its entirety and replace it with the following:

For the periods ended 12/31/22 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	1.58%	1.19%	0.71%
MFR Treasury and Repo Institutional Average	1.41%	1.02%	0.58%
The section of the SL Agency Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock Cash Funds: Treasury—Performance Information” is hereby amended to delete the Average Annual Total Returns table in its entirety and replace it with the following:

For the periods ended 12/31/22 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	1.58%	1.19%	0.71%
MFR Treasury and Repo Institutional Average	1.41%	1.02%	0.58%

Capital | BlackRock Cash Funds: Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock Cash Funds: Treasury
(the “Fund”)
Supplement dated March 14, 2024 to the Capital Shares, Premium Shares, Select Shares, SL Agency Shares and Trust Shares Summary Prospectuses and Prospectuses of the Fund, as applicable, each dated April 28, 2023, as supplemented to date:
The section of each of the Capital Shares, Premium Shares, Select Shares and Trust Shares Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Cash Funds: Treasury—Performance Information” and “Fund Overview—Key Facts About BlackRock Cash Funds: Treasury—Performance Information” is hereby amended to delete the Average Annual Total Returns table in its entirety and replace it with the following:

For the periods ended 12/31/22 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	1.58%	1.19%	0.71%
MFR Treasury and Repo Institutional Average	1.41%	1.02%	0.58%

Performance Table Heading	rr_PerformanceTableHeading	For the periods ended 12/31/22Average Annual Total Returns
Capital | BlackRock Cash Funds: Treasury | Capital Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	0.71%
Capital | BlackRock Cash Funds: Treasury | MFR Treasury and Repo Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	0.58%
Premium | BlackRock Cash Funds: Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock Cash Funds: Treasury
(the “Fund”)
Supplement dated March 14, 2024 to the Capital Shares, Premium Shares, Select Shares, SL Agency Shares and Trust Shares Summary Prospectuses and Prospectuses of the Fund, as applicable, each dated April 28, 2023, as supplemented to date:
The section of each of the Capital Shares, Premium Shares, Select Shares and Trust Shares Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Cash Funds: Treasury—Performance Information” and “Fund Overview—Key Facts About BlackRock Cash Funds: Treasury—Performance Information” is hereby amended to delete the Average Annual Total Returns table in its entirety and replace it with the following:

For the periods ended 12/31/22 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	1.58%	1.19%	0.71%
MFR Treasury and Repo Institutional Average	1.41%	1.02%	0.58%

Performance Table Heading	rr_PerformanceTableHeading	For the periods ended 12/31/22Average Annual Total Returns
Premium | BlackRock Cash Funds: Treasury | Premium Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	0.71%
Premium | BlackRock Cash Funds: Treasury | MFR Treasury and Repo Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	0.58%
Select | BlackRock Cash Funds: Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock Cash Funds: Treasury
(the “Fund”)
Supplement dated March 14, 2024 to the Capital Shares, Premium Shares, Select Shares, SL Agency Shares and Trust Shares Summary Prospectuses and Prospectuses of the Fund, as applicable, each dated April 28, 2023, as supplemented to date:
The section of each of the Capital Shares, Premium Shares, Select Shares and Trust Shares Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Cash Funds: Treasury—Performance Information” and “Fund Overview—Key Facts About BlackRock Cash Funds: Treasury—Performance Information” is hereby amended to delete the Average Annual Total Returns table in its entirety and replace it with the following:

For the periods ended 12/31/22 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	1.58%	1.19%	0.71%
MFR Treasury and Repo Institutional Average	1.41%	1.02%	0.58%

Performance Table Heading	rr_PerformanceTableHeading	For the periods ended 12/31/22Average Annual Total Returns
Select | BlackRock Cash Funds: Treasury | Select Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	0.71%
Select | BlackRock Cash Funds: Treasury | MFR Treasury and Repo Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	0.58%
Trust | BlackRock Cash Funds: Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock Cash Funds: Treasury
(the “Fund”)
Supplement dated March 14, 2024 to the Capital Shares, Premium Shares, Select Shares, SL Agency Shares and Trust Shares Summary Prospectuses and Prospectuses of the Fund, as applicable, each dated April 28, 2023, as supplemented to date:
The section of each of the Capital Shares, Premium Shares, Select Shares and Trust Shares Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Cash Funds: Treasury—Performance Information” and “Fund Overview—Key Facts About BlackRock Cash Funds: Treasury—Performance Information” is hereby amended to delete the Average Annual Total Returns table in its entirety and replace it with the following:

For the periods ended 12/31/22 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	1.58%	1.19%	0.71%
MFR Treasury and Repo Institutional Average	1.41%	1.02%	0.58%

Performance Table Heading	rr_PerformanceTableHeading	For the periods ended 12/31/22Average Annual Total Returns
Trust | BlackRock Cash Funds: Treasury | Trust Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	0.71%
Trust | BlackRock Cash Funds: Treasury | MFR Treasury and Repo Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	0.58%
SL Agency | BlackRock Cash Funds: Treasury
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS III
BlackRock Cash Funds: Treasury
(the “Fund”)
Supplement dated March 14, 2024 to the Capital Shares, Premium Shares, Select Shares, SL Agency Shares and Trust Shares Summary Prospectuses and Prospectuses of the Fund, as applicable, each dated April 28, 2023, as supplemented to date:
The section of the SL Agency Shares Prospectus entitled “Fund Overview—Key Facts About BlackRock Cash Funds: Treasury—Performance Information” is hereby amended to delete the Average Annual Total Returns table in its entirety and replace it with the following:

For the periods ended 12/31/22 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Treasury — SL Agency Shares	1.58%	1.19%	0.71%
MFR Treasury and Repo Institutional Average	1.41%	1.02%	0.58%

Performance Table Heading	rr_PerformanceTableHeading	For the periods ended 12/31/22Average Annual Total Returns
SL Agency | BlackRock Cash Funds: Treasury | SL Agency Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	0.71%
SL Agency | BlackRock Cash Funds: Treasury | MFR Treasury and Repo Institutional Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.41%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	0.58%